Stockholders' Equity (Deficiency) - Summary of outstanding warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Feb. 27, 2020	Jun. 30, 2018
Number	250,000
Warrant [Member]
Number	10,209,456	1,543,596		1,428,128
Exercise price		$ 12.600
2019 Investor [Member] | Warrant [Member]
Number	760,500	760,500
Exercise price	$ 3.100	$ 3.100
Expiry date	Jun. 05, 2024	Jun. 05, 2024
2018 Investor [Member] | Warrant [Member]
Number	280,000	280,000
Exercise price	$ 12.500	$ 12.500
Expiry date	Sep. 22, 2022	Sep. 22, 2022
2017 Investor [Member] | Warrant [Member]
Number	207,721	207,721
Exercise price	$ 35.000	$ 35.000
Expiry date	Apr. 19, 2022	Apr. 19, 2020
2015 Investor [Member] | Warrant [Member]
Number	97,905	97,905
Exercise price	$ 30.000	$ 30.000
Expiry date	Jul. 31, 2020	Jul. 31, 2020
2019 Agent [Member] | Warrant [Member]
Number	46,800	46,800
Exercise price	$ 3.875	$ 3.875
Expiry date	Jun. 03, 2024	Jun. 03, 2024
2018 Agent [Member] | Warrant [Member]
Number	40,000	40,000
Exercise price	$ 12.500	$ 12.500
Expiry date	Sep. 20, 2022	Sep. 20, 2022
2017 Agent [Member] | Warrant [Member]
Number	13,848	13,848
Exercise price	$ 40.600	$ 40.600
Expiry date	Apr. 12, 2022	Apr. 12, 2022
2016 Agent [Member] | Warrant [Member]
Number	10,402	10,402
Exercise price	$ 40.000	$ 40.000
Expiry date	May 12, 2021	May 12, 2021
2015 Agent [Member] | Warrant [Member]
Number	2,180	2,180
Exercise price	$ 30.000	$ 30.000
Expiry date	Jul. 15, 2020	Jul. 15, 2020
2020 Investor [Member] | Warrant [Member]
Number	7,762,500
Exercise price	$ 1.000
Expiry date	Aug. 16, 2024
Underwriter One [Member] | Warrant [Member]
Number	377,500
Exercise price	$ 1.150
Expiry date	Aug. 14, 2022
Issued For Services One [Member] | Warrant [Member]
Number	280,000	6,000
Exercise price	$ 0.750	$ 17.800
Expiry date	Nov. 18, 2023	Jan. 25, 2023
Issued For Services Four [Member] | Warrant [Member]
Number	33,600	33,600
Exercise price	$ 11.700	$ 11.700	$ 59.30
Expiry date	Feb. 27, 2023	Feb. 27, 2023
Issued For Services Five [Member] | Warrant [Member]
Number	12,000	12,000
Exercise price	$ 9.000	$ 9.000
Expiry date	Sep. 15, 2023	Sep. 15, 2023
Issued For Services Three [Member] | Warrant [Member]
Number	6,000	4,140
Exercise price	$ 17.800	$ 59.300
Expiry date	Jan. 25, 2023	Feb. 27, 2020
Issued For Services Six [Member] | Warrant [Member]
Number	2,000	2,000
Exercise price	$ 9.000	$ 9.000
Expiry date	Oct. 11, 2021	Oct. 11, 2021
Issued For Services [Member] | Warrant [Member]
Number	250,000
Exercise price	$ 0.640
Expiry date	Jan. 20, 2024
Minimum | Issued For Services Two [Member] | Warrant [Member]
Number	26,500	26,500
Exercise price	$ 30.000	$ 30.000
Expiry date	Jul. 01, 2020	Jul. 01, 2020
Maximum | Issued For Services Two [Member] | Warrant [Member]
Expiry date	Feb. 01, 2021	Feb. 01, 2021